Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 341,760	$ 320,092
Less:
Allowance for loan losses	(2,707)	(2,884)	$ (3,738)	$ (5,095)
Deferred loan costs, net	69	40
Net loans held for investment	339,122	317,248
Commercial [Member]
Less:
Allowance for loan losses	(1,404)	(1,310)	(1,716)	(2,665)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	55,752	52,311
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	109,752	101,198
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	26,718	17,692
Non-Commercial [Member]
Less:
Allowance for loan losses	(1,303)	(1,574)	$ (2,022)	$ (2,430)
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	9,711	8,982
Non-Commercial [Member] | Real Estate 1 - 4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	5,625	5,629
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	81,700	83,379
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	50,815	49,420
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 1,687	$ 1,481